Income Taxes - Components of the Company's Deferred Tax (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. NOL		$ 46,693		$ 23,585
Foreign NOL		6,554		5,967
U.S. capital loss carryover		873		4,371
U. S. Section 1231 carryover		2,360
Accrued payroll and expense		1,012		0
Nonqualified options		2,999		1,927
Convertible notes		0		827
Inventory reserve		563		0
Bad debt allowance		281		281
Impaired assets		10,728		7,996
Equity investment loss and others	$ 300	126
Equity investment loss and others		5,081		3,596
Total deferred tax assets		77,270		48,550
Less: valuation allowance		(74,972)		(46,732)	$ (30,275)	$ (15,468)
Property and equipment		(357)		(81)
Intangible assets		(5,954)		(6,782)
Outside basis in domestic subsidiary and other		(1,060)		0
Total deferred tax liabilities		(7,371)	$ (11,000)	(6,863)
Net deferred tax assets (liabilities)		$ (5,073)		$ (5,045)